File Nos. 333-70384
811-08401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                      [ ]
         Post-Effective Amendment No. 7              [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 34                                          [ X ]

(Check appropriate box or boxes)

JNLNY Separate Account I
(Exact Name of Registrant)

Jackson National Life Insurance Company of New York
(Name of Depositor)

2900 Westchester Avenue
Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(888) 367-5651

Susan S. Rhee, Esq.	with a copy to:
Associate General Counsel	Joan E. Boros, Esq.
Jackson National Life Insurance Company	Jorden Burt LLP
1 Corporate Way	1025 Thomas Jefferson Street, N.W.
Lansing, Michigan 48951	Washington, D.C. 20007-5201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

______    immediately upon filing pursuant to paragraph (b)

__x__    on August 29, 2003 pursuant to paragraph (b)

______    60 days after filing pursuant to paragraph (a)(1)

______    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

__x_     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
    Variable Portion of Individual Deferred Variable Annuity Contracts

PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 6 TO FORM N-4 ON JUNE 20, 2003 AND ARE INCORPORATED HEREIN BY REFERENCE.

SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Jackson National Life Insurance Company of New York, on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lansing and State of Michigan, on this 18th day of August, 2003.

/s/ Thomas J. Meyer*	August 18, 2003
Clark P. Manning President and Chief Executive Officer	Date

/s/ Thomas J. Meyer*	August 18, 2003
Andrew B. Hopping Chief Financial Officer and Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
Herbert G. May III Chief Administrative Officer and Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
Bradley J. Powell Vice President - IMG and Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
James G. Golembiewski Vice President, Senior Counsel and Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
Donald B. Henderson, Jr. Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
Henry J. Jacoby Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
David C. Porteous Director	Date

/s/ Thomas J. Meyer*	August 18, 2003
Donald T. DeCarlo Director	Date

* Thomas J. Meyer, Attorney In Fact